RESTATEMENT AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Breakdown of non-controlling interest in HCIC (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Notes to Financial Statements
Breakdown of non-controlling interest in HCIC	$ 12,000	$ 24,000	$ 4,000	$ 24,000